Cover	Oct. 25, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 25, 2021
Entity File Number	001-13101
Entity Registrant Name	AMMO, INC.
Entity Central Index Key	0001015383
Entity Tax Identification Number	83-1950534
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7681 E. Gray Rd.
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85260
City Area Code	(480)
Local Phone Number	947-0001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.001 par value
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	POWW
Security Exchange Name	NASDAQ
8.75% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.001 par value
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	8.75% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.001 par value
Trading Symbol	POWWP
Security Exchange Name	NASDAQ